SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	14,500,000	—	—	14,500,000

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	10,720,000	6,775,000	1,600,000	205,089
FA and IFA services	1,666,900	4,927,550	5,035,000	645,389
CA services	6,479,040	5,168,198	4,563,252	584,919
Underwriting services	1,550,840	—	—	—
	20,416,780	16,870,748	11,198,252	1,435,397

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

Revenue disaggregated by timing of revenue recognition for 2022, 2021 and 2020 is disclosed in the table below:

	For the years ended December 31,
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Point in time	13,937,740	11,702,550	6,635,000	850,478
Over time	6,479,040	5,168,198	4,563,252	584,919
	20,416,780	16,870,748	11,198,252	1,435,397

SCHEDULE OF TOTAL OPERATING REVENUE

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2020	2020	2021	2021	2022	2022	2022	2022
	HK$		HK$		HK$		US$
Customer A	6,625,679	32.5%	—	—	—	—	—	—
Customer B	3,470,000	17.0%	—	—	—	—	—	—
Customer C	2,750,000	13.5%	2,175,000	12.9%	—	—	—	—
Customer D	—	—	2,950,000	17.5%	—	—	—	—
Customer E	—	—	—	—	1,600,000	14.3%	205,089	14.3%
Customer F	—	—	—	—	1,500,000	13.4%	192,271	13.4%
	12,845,679	63.0%	5,125,000	30.4%	3,100,000	27.7%	397,360	27.7%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2020	2020	2021	2021	2022	2022	2022	2022
	HK$		HK$		HK$		US$
Customer A	1,247,168	45.0%	—	—	—	—	—	—
Customer B	—	—	1,385,893	26.8%	336,403	16.9%	43,120	16.9%
Customer C	—	—	800,000	15.4%	—	—	—	—
Customer D	—	—	750,000	14.5%	—	—	—	—
Customer E	—	—	—	—	600,000	30.2%	76,908	30.2%
Customer F	—	—	—	—	500,000	25.1%	64,090	25.1%
	1,247,168	45.0%	2,935,893	56.7%	1,436,403	72.2%	184,118	72.2%